Income and Social Contribution Taxes - Summary of deferred income and social contribution tax assets (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		R$ 283,238	R$ 148,345
Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		283,238	148,345
Tax losses and negative basis for social contribution carryforwards not constituted		19,545	14,943
Oil Trading Importadora e Exportadora Ltda [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		93,627	53,839
Ultrapar [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards	[1]	65,505	43,441
Abastece Aí [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		66,347	41,065
Ipiranga [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		28,894	0
Ultracargo [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		22,313	9,861
Integra Frotas [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards not constituted		12,394	11,769
Millennium [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards not constituted		6,154	3,174
Others [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		6,552	139
Tax losses and negative basis for social contribution carryforwards not constituted		R$ 997	R$ 0

[1]	Include the amount of R$ 33,663 of deferred taxes recognized on the tax loss of subsidiary Ultrapar International as of December 31, 2022 (R$ 8,510 as of December 31, 2021).